Loan Receivables (Details) - USD ($)	Dec. 31, 2024		Sep. 26, 2024	Dec. 31, 2023
Loan Receivables (Details) [Line Items]
Loans receivables	$ 1,022,107		$ 1,022,107
Lending – Non-Interest-Bearing [Member]
Loan Receivables (Details) [Line Items]
Loans receivables	$ 1,022,107	[1]	$ 1,022,107	[1]

[1]	On September 26, 2024, the Company entered into a 12-months term loan with third parties for the amounts of $1,022,107 with no interest. As of the date of this report, the Company has fully collected the loan receivables of $1,022,107.